Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related party transactions
Salaries and other short term employee benefits	£ 625	£ 460
Payments to defined contribution pension schemes	7	7
Share-based payments	1,325	56
Key management compensation	£ 1,957	£ 523